Unaudited Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended		6 Months Ended			12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024		Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
CASH FLOWS FROM OPERATING ACTIVITIES:
Net profit (loss)	$ (1,489)	$ (1,876)	$ (2,912)		$ (2,619)	$ 5,108	$ 3,488
Depreciation	7	14	15		29	45	57
Share-based compensation expenses	32	32	64		64	130	125
Non-cash financial expenses	83	278	219		257	318	(268)
Gain on disposal of property and equipment						(1)
Changes in operating assets and liabilities:
Increase (decrease) in prepaid expenses	(63)	5	(192)		(2)	(329)	415
Increase (decrease) in other receivables	2	(20)	(42)		(9)	18	(40)
Increase (decrease) in trade payable	37	(52)	(38)		(57)	79	(38)
Net change in operating lease	2	(2)	4		(5)	6	(34)
Increase (decrease) in employee related obligations	(3)	(20)	44		(62)	(46)	(53)
Increase (decrease) in accrued expenses	327	(35)	21		(183)	359	(11)
Net cash used in operating activities	(1,065)	(1,676)	(2,817)		(2,587)	(4,529)	(3,335)
CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from long-term deposits							16
Investment in short-term deposit							(500)
Proceeds from short-term deposit					507	507
Purchase of property and equipment		(2)	(6)		(2)	(12)	(40)
Proceeds from sale of property and equipment						78
Net cash provided by (used in) investing activities		(2)	(6)		505	573	(524)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of preferred shares and warrants, net of issuance costs		522			522	522	2,749
Exercise of options				[1]			3
Net cash provided by financing activities		522		[1]	522	522	2,752
INCREASE (DECREASE) IN CASH, CASH EQUIVALENTS AND INVESTMENTS HELD IN A TRUST ACCOUNT	(1,065)	(1,156)	(2,823)		(1,560)	(3,434)	(1,107)
EXCHANGE RATE DIFFERENCES ON CASH AND CASH EQUIVALENTS AND RESTRICTED CASH	(19)	(277)	(75)		(258)	(230)	(667)
BALANCE OF CASH, CASH EQUIVALENTS AND RESTRICTED CASH AT BEGINNING OF PERIOD	2,831	7,924	4,645		8,309	8,309	10,083
BALANCE OF CASH, CASH EQUIVALENTS AND RESTRICTED CASH AT END OF PERIOD	1,747	6,491	1,747		6,491	4,645	8,309
SUPPLEMENTARY INFORMATION ON INVESTING AND FINANCING ACTIVITIES NOT INVOLVING CASH FLOWS:
Transition to ASC 842 – recognition of operating right of use assets and operating lease liabilities							391
Conversion of SAFEs to preferred shares and warrants							2,683
Restricted cash	50	49	50		49	50	50
Interest received	6	39	25		78	153	114
RECONCILIATION OF CASH, CASH EQUIVALENTS AND INVESTMENTS HELD IN A TRUST ACCOUNT:
Cash and cash equivalents	1,697	6,442	1,697		6,442	4,595	8,259
TOTAL CASH, CASH EQUIVALENTS AND RESTRICTED CASH SHOWN IN STATEMENT OF CASH FLOWS	1,747	6,491	1,747		6,491	4,645	8,309
Previously Reported
CASH FLOWS FROM OPERATING ACTIVITIES:
Net profit (loss)						(5,108)	(3,488)
Moringa Acquisition Corp
CASH FLOWS FROM OPERATING ACTIVITIES:
Net profit (loss)	(110,575)	162,948	(310,793)		476,143	263,073	584,025
Changes in the fair value of the private warrant liability	6,745	(418)	18,753		(5,301)	(21,109)	(130,701)
Changes in operating assets and liabilities:
Increase (decrease) in prepaid expenses			3,497		2,023	15,548	325,000
Increase (decrease) in related party			(20,000)		30,000	20,000	(10,000)
Increase (decrease) in accrued expenses			(60,369)		14,993	28,872	48,112
Net cash used in operating activities			(368,912)		517,858	306,384	816,436
CASH FLOWS FROM FINANCING ACTIVITIES:
Partial redemption of Class A ordinary shares subject to possible redemption					(90,750,217)	(112,903,226)
Proceeds from a promissory note – related party			505,000		920,000	1,651,000	890,000
Net cash provided by financing activities			505,000		(89,830,217)	(111,252,226)	890,000
INCREASE (DECREASE) IN CASH, CASH EQUIVALENTS AND INVESTMENTS HELD IN A TRUST ACCOUNT			136,088		(89,312,359)	(110,945,842)	1,706,436
BALANCE OF CASH, CASH EQUIVALENTS AND RESTRICTED CASH AT BEGINNING OF PERIOD			5,805,910		116,751,752	116,751,752	115,045,316
BALANCE OF CASH, CASH EQUIVALENTS AND RESTRICTED CASH AT END OF PERIOD	5,941,998	27,439,393	5,941,998		27,439,393	5,805,910	116,751,752
SUPPLEMENTARY INFORMATION ON INVESTING AND FINANCING ACTIVITIES NOT INVOLVING CASH FLOWS:
Conversion of Class B ordinary shares into Class A ordinary shares						288
RECONCILIATION OF CASH, CASH EQUIVALENTS AND INVESTMENTS HELD IN A TRUST ACCOUNT:
Cash and cash equivalents	17,880	34,530	17,880		34,530	108,278	59,714
Investments held in trust account	5,924,118	27,404,863	5,924,118		27,404,863	5,697,632	116,692,038
TOTAL CASH, CASH EQUIVALENTS AND RESTRICTED CASH SHOWN IN STATEMENT OF CASH FLOWS	$ 5,941,998	$ 27,439,393	$ 5,941,998		$ 27,439,393	$ 5,805,910	$ 116,751,752

[1]	Represents an amount less than $1